Note 2 - Securities (Details) - Held-to-maturity Securities by Maturity (USD $)	Dec. 31, 2014
Held-to-maturity Securities by Maturity [Abstract]
Government sponsored mortgage-backed securities not due on a single maturity date	$ 60,993
Government sponsored mortgage-backed securities not due on a single maturity date	$ 62,619